Property, plant and equipment (Tables)	9 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	September 30, 2018			December 31, 2017
	Cost	Accumulated Depreciation	Net book value	Cost	Accumulated Depreciation	Net book value
Office equipment	$54	$14	$40	$55	$8	$47
Computer equipment	150	130	20	149	130	19
Field equipment	37	33	4	39	33	6
Buildings	44	11	33	45	5	40
	$285	$188	$97	$288	$176	$112